Share-based payments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of weighted average inputs of fair value of options granted
The weighted average inputs used in computing the fair value of options granted were as follows:

	January 29, 2024
Expected volatility		25.15%
Exercise price	Rs.	5,856.00
Option life		4.5 Years
Risk-free interest rate		7.07%
Expected dividends		0.68%
Grant date share price	Rs.	5,843.70

	October 26, 2023		October 26, 2023
Expected volatility		26.12%		25.75%
Exercise price	Rs.	5,514.00	Rs.	5,514.00
Option life		5.0 Years		4.5 Years
Risk-free interest rate		7.39%		7.38%
Expected dividends		0.74%		0.74%
Grant date share price	Rs.	5,421.95	Rs.	5,421.95

	May 9, 2023		May 9, 2023
Expected volatility		27.15%		26.95%
Exercise price	Rs.	4,907.00	Rs.	4,907.00
Option life		5.5 Years		5.0 Years
Risk-free interest rate		7.02%		7.01%
Expected dividends		0.81%		0.81%
Grant date share price	Rs.	4,933.25	Rs.	4,933.25

	January 24, 2023		October 27, 2022		October 27, 2022
Expected volatility		27.73%		26.38%		28.13%
Exercise price	Rs.	4,338.00	Rs.	5.00	Rs.	4,443.00
Option life		5.0 Years		2.75 Years		5.0 Years
Risk-free interest rate		7.21%		7.09%		7.35%
Expected dividends		0.71%		0.67%		0.67%
Grant date share price	Rs.	4,253.00	Rs.	4,491.00	Rs.	4,491.00

	July 27, 2022		July 27, 2022
Expected volatility		28.41%		27.65%
Exercise price	Rs.	4,212.00	Rs.	5.00
Option life		5.0 Years		6.0 Years
Risk-free interest rate		7.13%		6.81%
Expected dividends		0.70%		0.70%
Grant date share price	Rs.	4,260.00	Rs.	4,260.00

	May 19, 2022		May 19, 2022		May 19, 2022
Expected volatility	28.27%		28.28%		28.32%
Exercise price	Rs.	3,906.00	Rs.	3,906.00	Rs.	3,906.00
Option life		5.5 Years		4.5 Years		5.0 Years
Risk-free interest rate		7.24%		7.13%		7.17%
Expected dividends		0.76%		0.76%		0.76%
Grant date share price	Rs.	3,929.00	Rs.	3,929.00	Rs.	3,929.00

Disclosure of detailed information about share based payment expense
Share-based payment expense

	For the Year Ended March 31,
	2024	2023	2022
Equity settled share-based payment expense (1)	Rs.407	Rs.397	Rs.592
Cash settled share-based payment expense (2)	414	247	148
	Rs.821	Rs.644	Rs.740

(1)

As of March 31, 2024 and 2023, there was Rs.469 and Rs.516, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of
1.69
years and
1.87
years, respectively.

(2)

Certain of the Company’s employees are eligible to receive share based payment awards that are settled in cash. These awards vest only upon satisfaction of certain service conditions which range from
1
to
4
years. A category of these awards are also linked to the overall performance of the company. These awards entitle the employees to a cash payment on the vesting date. The amount of the cash payment is determined based on the share price of the Company at the time of vesting. As of March 31, 2024 and 2023, there was Rs.453 and Rs.222, respectively, of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over
a
weighted-average period of
1.81
years and
1.99
years, respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.

Disclosure And Details About 2018 Plan
The DRL 2018 Plan provides for option grants having an exercise price equal to the fair market value of the underlying equity shares on the date of grant as follows:

Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	2,500,000	1,500,000	4,000,000
Options reserved against ADRs	-	1,000,000	1,000,000
Total	2,500,000	2,500,000	5,000,000

DRL 2018 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Stock option activity under the DRL 2018 Plan during the years ended March 31, 2024 and 2023 was as follows:

	For the Year Ended March 31, 2024
Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	366,877		Rs. 2,607.00 to Rs. 5,301.00	Rs.	3,574.91	69
Granted during the year	161,908		4,907.00 to 5,514.00		4,934.54	96
Expired/forfeited during the year	(29,979)		2,607.00 to 5,301.00		3,953.20	-
Exercised during the year	(81,353)		2,607.00 to 5,301.00		3,118.47	-
Outstanding at the end of the year	417,453	Rs.	2,607.00 to 5,514.00	Rs.	4,164.02	70
Exercisable at the end of the year	77,222	Rs.	2,607.00 to 5,301.00	Rs.	3,168.59	36

	For the Year Ended March 31, 2023
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	251,035	Rs.2,607.00 to Rs.5,301.00	Rs.	3,170.57	64
Granted during the year	189,289	3,905.80 to 4,338.00		3,931.91	95
Expired/forfeited during the year	(24,152)	2,607.00 to 5,310.00		3,510.83	-
Exercised during the year	(49,295)	2,607.00 to 3,679.00		2,918.78	-
Outstanding at the end of the year	366,877	Rs.2,607.00 to Rs.5,301.00	Rs.	3,574.91	69
Exercisable at the end of the year	104,920	Rs.2,607.00 to Rs.5,301.00	Rs.	3,002.16	43

DRL 2002 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Number of Options Reserved
After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102

Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Category A — Fair Market Value Options:
There was no stock activity under this category during the years ended March 31, 2024 and 2023, and there were no stock options outstanding under this category as of March 31, 2024 and 2023.

Category B — Par Value Options:
Stock options activity under this category during the years ended March 31, 2024 and 2023 was as set forth in the below table.

	For the Year Ended March 31, 2024
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	152,336	Rs.	5.00	Rs.	5.00	65
Expired/forfeited during the year	(9,590)		5.00		5.00	-
Exercised during the year	(42,537)		5.00		5.00	-
Outstanding at the end of the year	100,209	Rs.	5.00	Rs.	5.00	55
Exercisable at the end of the year	52,106	Rs.	5.00	Rs.	5.00	43

	For the Year Ended March 31, 2023
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	207,175	Rs.	5.00	Rs.	5.00	74
Expired/forfeited during the year	(14,476)		5.00		5.00	-
Exercised during the year	(40,363)		5.00		5.00	-
Outstanding at the end of the year	152,336	Rs.	5.00	Rs.	5.00	65
Exercisable at the end of the year	27,094	Rs.	5.00	Rs.	5.00	41

DRL 2007 Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
The weighted average grant date fair value of options granted during the years ended March 31, 2024 and 2023 was Rs.1,811 and Rs.1,497 per option, respectively. The weighted average share prices on the date of allotment of options during the years ended March 31, 2024 and 2023 was Rs.5,670 and Rs.4,302 per share, respectively.

	For the Year Ended March 31, 2024
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	100,896	Rs.	5.00	Rs.	5.00	68
Expired/forfeited during the year	(4,038)		5.00		5.00	-
Exercised during the year	(36,343)		5.00		5.00	-
Outstanding at the end of the year	60,515		5.00		5.00	61
Exercisable at the end of the year	14,193		5.00		5.00	36
	For the Year Ended March 31, 2023
Category B — Par Value Options	Shares arising out of options		Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	147,015		Rs.	5.00	Rs.	5.00	68
Granted during the year	51,270			5.00		5.00	95
Expired/forfeited during the year	(40,060	)*		5.00		5.00	-
Exercised during the year	(57,329)			5.00		5.00	-
Outstanding at the end of the year	100,896		Rs.	5.00	Rs.	5.00	68
Exercisable at the end of the year	12,467		Rs.	5.00	Rs.	5.00	39

*	Pursuant to approval by the Nomination, Governance and Compensation Committee, 37,268 granted options were cancelled on October 27, 2022.

DRL 2007 Plans [Member] | Category A [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2024 and 2023 was as follows:

	For the Year Ended March 31, 2024
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	356,181	Rs.1,982.00 to Rs.5,301.00	3,108.24	54
Granted during the year	81,009	4,907.00 to 5,856.00	4,933.11	96
Expired/forfeited during the year	(9,596)	3,679.00 to 5,301.00	4,281.78	-
Exercised during the year	(211,510)	1,982.00 to 3,679.00	2,611.73	-
Outstanding at the end of the year	216,084	Rs.2,607.00 to Rs.5,856.00	4,226.26	72
Exercisable at the end of the year	24,723	Rs.2,607.00 to Rs.5,301.00	3,545.36	37

	For the Year Ended March 31, 2023
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	266,214	Rs.1,982.00 to Rs.5,301.00	Rs.	2,823.04	56
Granted during the year	94,302	3,905.80		3,905.80	96
Exercised during the year	(4,335)	2,607.00 to 3,679.00		2,948.77	-
Outstanding at the end of the year	356,181	Rs.1,982.00 to Rs.5,301.00		3,108.24	54
Exercisable at the end of the year	198,181	Rs.1,982.00 to Rs.5,301.00	Rs.	2,574.27	36